Consolidated Statements of Operations - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Revenue
Revenue	$ 2,433.6	$ 2,319.5
Expenses
Other cost of sales	28.4	23.8
Depreciation and amortization	400.3	395.7
Loss on foreign exchange	18.4	3.5
Costs and expenses, total	1,928.9	1,873.4
Operating income	504.7	446.1
Interest expense (note 8)	(282.5)	(363.6)
Income from long-term investments (note 7)	21.6	107.5
Other income (note 6)	22.0	27.5
Other net losses (note 17)	(52.6)	(27.0)
Pension and other post-employment non-service costs (note 9(d))	(3.7)	(14.1)
Gain on derivative financial instruments (note 22(b)(iii))	1.5	0.8
Nonoperating income (expense)	(293.7)	(268.9)
Earnings before income taxes	211.0	177.2
Income tax expense from continuing operations (note 16)
Current	(15.9)	(18.2)
Deferred	(49.1)	(168.6)
Income tax expense	(65.0)	(186.8)
Earnings (loss) from continuing operations	146.0	(9.6)
Loss from discontinued operations, net of tax (note 23(b))	(37.7)	(1,506.3)
Net earnings (loss)	108.3	(1,515.9)
Net effect of non-controlling interests from continuing operations (note 15)	72.5	74.9
Net effect of non-controlling interests from discontinued operations (note 23)	0.0	60.5
Net earnings (loss) attributable to shareholders of Algonquin Power & Utilities Corp.	180.8	(1,380.5)
Series A Shares and Series D Shares dividend (note 14)	10.5	10.5
Net earnings (loss) attributable to common shareholders of Algonquin Power & Utilities Corp. – basic	170.3	(1,391.0)
Net earnings (loss) attributable to common shareholders of Algonquin Power & Utilities Corp. – diluted	$ 170.3	$ (1,391.0)
Basic net earnings per share from continuing operations (note 18) (USD per share)	$ 0.27	$ 0.07
Diluted net earnings per share from continuing operations (note 18) (USD per share)	0.27	0.07
Basic net loss per share from discontinued operations (note 18) (USD per share)	(0.05)	(1.97)
Diluted net loss per share from discontinued operations (note 18) (USD per share)	(0.05)	(1.97)
Basic net earnings (loss) per share (note 18) (USD per share)	0.22	(1.90)
Diluted net earnings (loss) per share (note 18) (USD per share)	$ 0.22	$ (1.90)
Operating expenses
Expenses
Expenses	$ 870.4	$ 873.4
Regulated electricity
Revenue
Revenue	1,292.7	1,276.1
Expenses
Expenses	357.8	365.7
Regulated natural gas
Revenue
Revenue	614.4	546.4
Expenses
Expenses	227.0	183.2
Regulated water
Revenue
Revenue	426.6	406.1
Expenses
Expenses	26.6	28.1
Non-regulated energy sales
Revenue
Revenue	36.5	35.3
Other revenue
Revenue
Revenue	$ 63.4	$ 55.6